Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities include the following:

	December 31,
	2021	2020
Employee compensation and benefits	$32,756	$23,899
Other	21,393	9,145
Total accrued expenses and other liabilities	$54,149	$33,044